Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Schedule of Marketable Securities
	December 31 2013	December 31 2014
Trading	$622	$613
Available-for-sale	9,376	8,357

	$9,998	$8,970

Schedule of Available-For-Sale Securities
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	(losses)	Fair value
As of December 31, 2014
Available-for-sale:
Corporate debentures	7,449	9	(16)	7,442
Governmental debentures	915	8	(8)	915

	$8,364	$17	$(24)	$8,357
As of December 31, 2013
Available-for-sale:
Corporate debentures	8,931	79	(57)	8,953
Governmental debentures	413	10	-	423

	$9,344	$89	$(57)	$9,376

Schedule of Available-For-Sale Securities by Maturity
Market
value
Within one year	$395
1 to 2 years	5,194
2 to 3 years	2,768

$8,357

Schedule of Available-For-Sale Securities in a Continuous Unrealized Loss Position
	Total (all less than 12 months)
	Unrealized
	losses	Fair value
At December 31, 2014
Available-for-sale:
Governmental debentures	$(2)	$296
Corporate debentures	$(22)	$3,345
	$(24)	$3,641

	Total (all less than 12 months)
	Unrealized
	losses	Fair value
At December 31, 2013
Available-for-sale:
Corporate debentures	$(57)	$4,319
	$(57)	$4,319